Inventory (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Inventory Abstract
Write down of inventories, beginning balance	$ (38,510)	$ (95,602)
Additions	(30,258)	(28,428)
Reversals	21,663	89,200
Foreign exchange gains (losses)	5,445	(3,680)
Divestments	1,943
Write down of inventories, ending balance	$ (39,717)	$ (38,510)